UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield New Jersey Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 133.2%
Corporate - 5.4%	Gloucester County Improvement Authority, Refunding RB, Waste
	Management Inc., Project, Series A, 6.85%, 12/01/29	$ 2,000 $	2,011,800
	New Jersey EDA, Refunding RB, New Jersey American Water Co.,
	Series A, AMT, 5.70%, 10/01/39	5,000	4,889,500
			6,901,300
County/City/Special	City of Perth Amboy New Jersey, GO, CAB (FSA),
District/School	5.53%, 7/01/35 (a)	1,250	1,100,213
District - 22.4%	County of Hudson New Jersey, COP, Refunding (MBIA),
	6.25%, 12/01/16	1,000	1,130,230
	County of Middlesex New Jersey, COP (MBIA), 5.00%, 8/01/22	3,000	3,013,260
	Essex County Improvement Authority, Refunding RB, County
	Guaranteed, AMT (MBIA), 4.75%, 11/01/32	1,000	889,640
	Hopatcong Boro New Jersey, GO, Refunding, Sewer (AMBAC),
	4.50%, 8/01/33	750	752,557
	Hudson County Improvement Authority, RB, CAB, County
	Guaranteed, Series A-1 (MBIA), 4.50%, 12/15/32 (b)	1,000	261,400
	Hudson County Improvement Authority, RB, County Guaranteed,
	Harrison Parking Facilities Project, Series C (AGC),
	5.38%, 1/01/44	1,400	1,477,112
	Hudson County Improvement Authority, Refunding RB, Hudson
	County Lease Project (MBIA), 5.38%, 10/01/24	7,500	7,542,000
	Monmouth County Improvement Authority, RB, Governmental Loan
	(AMBAC), 5.00%, 12/01/11 (c)	1,955	2,126,043
	Monmouth County Improvement Authority, RB, Governmental Loan
	(AMBAC), 5.20%, 12/01/14	240	245,323
	Monmouth County Improvement Authority, RB, Governmental Loan
	(AMBAC), 5.25%, 12/01/15	765	778,984
	Monmouth County Improvement Authority, RB, Governmental Loan
	(AMBAC), 5.00%, 12/01/17	605	617,850
	Monmouth County Improvement Authority, RB, Governmental Loan
	(AMBAC), 5.00%, 12/01/18	545	554,592
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance Inc.
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
CAB	Capital Appreciation Bonds	MBIA	Municipal Bond Investors Assurance (National
CIFG	CDC IXIS Financial Guaranty		Public Finance Guaranty Corp.)
COP	Certificates of Participation	RB	Revenue Bonds
EDA	Economic Development Authority	S/F	Single-Family
FGIC	Financial Guaranty Insurance Co.

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Monmouth County Improvement Authority, RB, Governmental Loan
	(AMBAC), 5.00%, 12/01/19	$ 560 $	568,467
	Morristown Parking Authority, RB, Guaranteed (MBIA),
	4.50%, 8/01/37	1,355	1,302,981
	New Jersey State Transit Corp., COP, Subordinate, Federal Transit
	Administration Grants, Series A (FSA), 5.00%, 9/15/21	1,000	1,049,770
	Newark Housing Authority, Refunding RB, Additional, Newark
	Redevelopment Project (MBIA), 4.38%, 1/01/37	3,600	3,336,948
	Salem County Improvement Authority, RB, Finlaw State Office
	Building (FSA), 5.38%, 8/15/28	1,250	1,349,250
	Salem County Improvement Authority, RB, Finlaw State Office
	Building (FSA), 5.25%, 8/15/38	700	728,532
			28,825,152
Education - 21.3%	New Jersey Educational Facilities Authority, RB, Montclair State
	University, Series A (AMBAC), 5.00%, 7/01/21	1,600	1,672,272
	New Jersey Educational Facilities Authority, RB, Rowan University,
	Series C (MBIA), 5.00%, 7/01/14 (c)	1,185	1,352,358
	New Jersey Educational Facilities Authority, RB, William Paterson
	University, Series E (Syncora), 5.00%, 7/01/21	1,725	1,756,567
	New Jersey Educational Facilities Authority, Refunding RB, College
	of New Jersey, Series D (FSA), 5.00%, 7/01/35	3,725	3,827,624
	New Jersey Educational Facilities Authority, Refunding RB,
	Montclair State University, Series J (MBIA), 4.25%, 7/01/30	2,895	2,662,589
	New Jersey Educational Facilities Authority, Refunding RB, Ramapo
	College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,143,913
	New Jersey Educational Facilities Authority, Refunding RB, Ramapo
	College, Series I (AMBAC), 4.25%, 7/01/36	3,890	3,464,162
	New Jersey Educational Facilities Authority, Refunding RB, Rowan
	University, Series B (AGC), 5.00%, 7/01/26	2,575	2,758,031
	New Jersey Educational Facilities Authority, Refunding RB, Stevens
	Institute of Technology, Series A, 5.00%, 7/01/34	1,500	1,472,775
	New Jersey State Higher Education Assistance Authority, RB,
	Series A, AMT (AMBAC), 5.30%, 6/01/17	3,565	3,583,681
	University of Medicine & Dentistry of New Jersey, New Jersey, RB,
	Series A (AMBAC), 5.50%, 12/01/18	570	584,250
	University of Medicine & Dentistry of New Jersey, New Jersey, RB,
	Series A (AMBAC), 5.50%, 12/01/19	1,145	1,170,316
	University of Medicine & Dentistry of New Jersey, New Jersey, RB,
	Series A (AMBAC), 5.50%, 12/01/20	1,130	1,151,086
	University of Medicine & Dentistry of New Jersey, New Jersey, RB,
	Series A (AMBAC), 5.50%, 12/01/21	865	878,667
			27,478,291
Health - 11.1%	New Jersey Health Care Facilities Financing Authority, RB, Atlantic
	City Medical Center, 5.75%, 7/01/12 (c)	525	583,453
	New Jersey Health Care Facilities Financing Authority, RB, Atlantic
	City Medical Center, 6.25%, 7/01/12 (c)	290	326,067

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey Health Care Facilities Financing Authority, RB, Atlantic
	City Medical Center, 6.25%, 7/01/17	$ 325 $	342,225
	New Jersey Health Care Facilities Financing Authority, RB, Atlantic
	City Medical Center, 5.75%, 7/01/25	790	808,336
	New Jersey Health Care Facilities Financing Authority, RB, Meridian
	Health, Series I (AGC), 5.00%, 7/01/38	750	742,057
	New Jersey Health Care Facilities Financing Authority, RB, Meridian
	Health, Series II (AGC), 5.00%, 7/01/38	3,000	2,968,230
	New Jersey Health Care Facilities Financing Authority, RB, Meridian
	Health System Obligation Group (FSA), 5.25%, 7/01/19	2,250	2,258,055
	New Jersey Health Care Facilities Financing Authority, RB, Somerset
	Medical Center, 5.50%, 7/01/33	1,125	784,879
	New Jersey Health Care Facilities Financing Authority, RB, South
	Jersey Hospital, 6.00%, 7/01/12 (c)	4,000	4,510,760
	New Jersey Health Care Facilities Financing Authority, RB, Virtua
	Health (AGC), 5.50%, 7/01/38	1,000	1,032,470
			14,356,532
Housing - 8.0%	New Jersey State Housing & Mortgage Finance Agency, RB, Capital
	Fund Program, Series A (FSA), 4.70%, 11/01/25	4,325	4,347,879
	New Jersey State Housing & Mortgage Finance Agency, RB, Home
	Buyer, Series CC, AMT (MBIA), 5.80%, 10/01/20	2,640	2,713,366
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F
	Housing, Series T, AMT, 4.70%, 10/01/37	500	453,880
	New Jersey State Housing & Mortgage Finance Agency, RB,
	Series A, AMT (FGIC), 4.90%, 11/01/35	820	765,232
	New Jersey State Housing & Mortgage Finance Agency, RB,
	Series AA, 6.50%, 10/01/38	1,260	1,368,158
	Newark Housing Authority, RB, South Ward Police Facility (AGC),
	5.75%, 12/01/30	400	423,192
	Newark Housing Authority, RB, South Ward Police Facility (AGC),
	6.75%, 12/01/38	250	280,103
			10,351,810
State - 33.6%	Garden State Preservation Trust, RB, 2005 Series A (FSA),
	5.80%, 11/01/22	2,605	3,013,672
	Garden State Preservation Trust, RB, CAB, Series B (FSA),
	5.12%, 11/01/23 (b)	6,925	3,721,218
	New Jersey EDA, RB, CAB, Motor Vehicle Surcharge (MBIA),
	4.95%, 7/01/21	2,325	1,362,868
	New Jersey EDA, RB, Cigarette Tax, 5.63%, 6/15/19	1,060	1,054,096
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/29	785	758,098
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	225	208,631
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/34	465	442,089
	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA),
	5.00%, 7/01/29	3,900	3,930,420
	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA),
	5.25%, 7/01/33	8,500	8,576,330

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA),
	5.00%, 7/01/34	$ 1,765 $	1,772,907
	New Jersey EDA, RB, School Facilities Construction,
	Series Z (AGC), 6.00%, 12/15/34	1,200	1,340,556
	New Jersey EDA, RB, School Facilities, Series U (AMBAC),
	5.00%, 9/01/37	1,000	1,012,870
	New Jersey EDA, Refunding RB, School Facilities Construction,
	Series K (MBIA), 5.25%, 12/15/17	750	825,060
	New Jersey Sports & Exposition Authority, Refunding RB (MBIA),
	5.50%, 3/01/21	1,540	1,710,047
	New Jersey Sports & Exposition Authority, Refunding RB (MBIA),
	5.50%, 3/01/22	1,000	1,106,810
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	CAB, Transportation System, Series C (AMBAC),
	5.05%, 12/15/35 (b)	2,760	538,531
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	CAB, Transportation System, Series C (FSA), 4.84%, 12/15/32 (b)	4,750	1,241,650
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series A (AGC), 5.63%, 12/15/28	780	873,538
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series A (FSA), 5.25%, 12/15/20	4,250	4,708,575
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series B (MBIA), 5.50%, 12/15/21	1,000	1,127,860
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series D (FSA), 5.00%, 6/15/19	3,240	3,416,483
	State of New Jersey, COP, Equipment Lease Purchase,
	Series A, 5.25%, 6/15/27	500	519,105
			43,261,414
Tobacco - 1.6%	Tobacco Settlement Financing Corp., New Jersey, RB,
	7.00%, 6/01/13 (c)	1,715	2,033,836
Transportation - 14.7%	Delaware River Port Authority Pennsylvania & New Jersey, RB (FSA),
	6.00%, 1/01/18	5,000	5,042,650
	New Jersey State Turnpike Authority, RB, Growth & Income
	Securities, Series B (AMBAC), 6.20%, 1/01/35 (b)	3,005	2,320,010
	New Jersey State Turnpike Authority, Refunding RB,
	Series A (FSA), 5.25%, 1/01/29	2,000	2,249,060
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series A (AMBAC), 5.00%, 12/15/32	730	738,220
	Port Authority of New York & New Jersey, RB, Consolidated, 93rd
	Series, 6.13%, 6/01/94	1,000	1,161,860
	Port Authority of New York & New Jersey, RB, Consolidated, 138th,
	AMT (FSA), 4.75%, 12/01/34	1,000	966,110
	Port Authority of New York & New Jersey, RB, Consolidated, 146th,
	AMT (FSA), 4.25%, 12/01/32	5,000	4,349,800

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Port Authority of New York & New Jersey, RB, Consolidated, 152nd,
	AMT, 5.75%, 11/01/30	$ 2,000 $	2,125,640
			18,953,350
Utilities - 15.1%	Essex County Utilities Authority, Refunding RB (AGC),
	4.13%, 4/01/22	1,000	1,002,300
	Jersey City Sewage Authority, Refunding RB (AMBAC),
	6.25%, 1/01/14	3,750	4,120,613
	New Jersey EDA, RB, New Jersey American Water Co. Inc. Project,
	Series A, AMT (FGIC), 6.88%, 11/01/34	5,070	5,074,208
	New Jersey EDA, RB, Series A, New Jersey, American Water, AMT
	(AMBAC), 5.25%, 11/01/32	1,000	945,170
	New Jersey EDA, RB, United Water New Jersey Inc.,
	Series B (AMBAC), 4.50%, 11/01/25	1,000	1,027,130
	North Hudson Sewerage Authority, Refunding RB,
	Series A (MBIA), 5.13%, 8/01/20	1,710	1,728,759
	Rahway Valley Sewerage Authority, RB, CAB, Series A (MBIA),
	4.74%, 9/01/26 (b)	4,100	1,644,059
	Rahway Valley Sewerage Authority, RB, CAB, Series A (MBIA),
	4.39%, 9/01/33 (b)	2,350	589,310
	Union County Utilities Authority, RB, Senior Lease, Ogden Martin,
	Series A, AMT (AMBAC), 5.38%, 6/01/17	1,590	1,593,164
	Union County Utilities Authority, RB, Senior Lease, Ogden Martin,
	Series A, AMT (AMBAC), 5.38%, 6/01/18	1,670	1,671,453
			19,396,166
	Total Municipal Bonds in New Jersey		171,557,851
Puerto Rico - 11.0%
Education - 2.2%	Puerto Rico Industrial Tourist Educational Medical & Environmental
	Control Facilities Financing Authority, RB, University Plaza Project,
	Series A (MBIA), 5.00%, 7/01/33	3,000	2,776,410
Health - 3.4%	Puerto Rico Industrial Tourist Educational Medical & Environmental
	Control Facilities Financing Authority, RB, Hospital De La
	Concepcion, Series A, 6.13%, 11/15/30	4,220	4,316,596
Housing - 0.8%	Puerto Rico HFA, RB, Capital Fund Modernization, Sub-Series,
	5.13%, 12/01/27	1,000	998,200
State - 1.4%	Puerto Rico Infrastructure Financing Authority, RB, CAB,
	Series A (AMBAC), 4.36%, 7/01/37 (b)	2,250	303,570
	Puerto Rico Infrastructure Financing Authority, RB, CAB,
	Series A (FGIC), 4.49%, 7/01/30 (b)	2,750	663,300
	Puerto Rico Public Buildings Authority, Refunding RB, Government
	Facilities, M-3 (MBIA), 6.00%, 7/01/27	850	875,968
			1,842,838
Transportation - 1.0%	Puerto Rico Highway & Transportation Authority, Refunding RB,
	Series CC (AGC), 5.50%, 7/01/31	1,185	1,299,281
Utilities - 2.2%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
	Series A (AGC), 5.13%, 7/01/47	2,000	1,886,280

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Puerto Rico Electric Power Authority, RB, Series RR (CIFG),
	5.00%, 7/01/28	$ 1,000	$ 984,430
			2,870,710
	Total Municipal Bonds in Puerto Rico		14,104,035
	Total Municipal Bonds - 144.2%		185,661,886
	Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New Jersey - 4.8%
Housing - 1.6%	New Jersey State Housing & Mortgage Finance Agency, RB, Capital
	Fund Program, Series A (FSA), 5.00%, 5/01/27	1,980	2,110,264
State - 3.2%	Garden State Preservation Trust, RB, 2005 Series A (FSA),
	5.75%, 11/01/28	3,300	4,129,290
New York - 1.5%
Transportation - 1.5%	Port Authority of New York & New Jersey, Refunding RB,
	Consolidated 152nd Series, AMT, 5.25%, 11/01/35	1,829	1,864,542
	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 6.3%		8,104,096
	Total Long-Term Investments (Cost - $191,838,041) - 150.5%		193,765,982
	Short-Term Securities	Shares
	CMA New Jersey Municipal Money Fund, 0.04% (e)(f)	1,425,186	1,425,186
	Total Short-Term Securities
	(Cost - $1,425,186) - 1.1%		1,425,186
	Total Investments (Cost - $193,263,227*) - 151.6%		195,191,168
	Other Assets Less Liabilities - 2.1%		2,741,763
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (3.6)%		(4,693,231)
	Preferred Shares, at Redemption Value - (50.1)%		(64,485,254)
	Net Assets Applicable to Common Shares - 100.0%		$ 128,754,446

* The cost and unrealized appreciation (depreciation) of investments as of October 31,

2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 189,484,800
Gross unrealized appreciation	$ 6,570,586
Gross unrealized depreciation	(5,548,587)
Net unrealized appreciation	$ 1,021,999

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New Jersey Municipal Money Fund	$ 99,839	$ 89

(f) Represents the current yield as of report date.

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

Schedule of Investments October 31, 2009 (Unaudited)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 1,425,186
Level 2 - Long-Term Investments[1]	193,765,982
Level 3	-
Total	$ 195,191,168
[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: December 18, 2009